UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       03/31/2001
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Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO              05/04/01
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
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     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
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Form 13F Information Table Entry Total: 87
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Form 13F Information Table Value Total: $  86,347
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                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

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          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Bristol-Myers Squibb           COMMON STOCK     110122108      5,924,394        99,737      SOLE          N/A        SOLE
General Electric               COMMON STOCK     369604103      5,053,161       120,716      SOLE          N/A        SOLE
Anadarko Petroleum             COMMON STOCK     32511107       3,217,287        51,247      SOLE          N/A        SOLE
Qwest Communications           COMMON STOCK     337941603      2,699,621        77,022      SOLE          N/A        SOLE
Enron Corporation              COMMON STOCK     293561106      2,673,007        46,007      SOLE          N/A        SOLE
American Intl Group Inc.       COMMON STOCK     26874107       2,498,157        31,033      SOLE          N/A        SOLE
Exxon Mobil Corporation        COMMON STOCK     91927806       2,370,141        29,261      SOLE          N/A        SOLE
Citigroup Inc.                 COMMON STOCK     172967101      2,358,481        52,434      SOLE          N/A        SOLE
Home Depot                     COMMON STOCK     437076102      2,238,939        51,948      SOLE          N/A        SOLE
Pfizer Incorporated            COMMON STOCK     717081103      2,207,246        53,901      SOLE          N/A        SOLE
Federal Natl Mtg Assoc         COMMON STOCK     313586109      2,053,282        25,795      SOLE          N/A        SOLE
Medtronic Inc.                 COMMON STOCK     585055106      1,876,758        41,031      SOLE          N/A        SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      1,737,573        81,195      SOLE          N/A        SOLE
Philip Morris Companies        COMMON STOCK     718154107      1,732,637        36,515      SOLE          N/A        SOLE
Wal Mart Stores Inc.           COMMON STOCK     339370207      1,688,821        33,442      SOLE          N/A        SOLE
Cisco Systems                  COMMON STOCK     17275R102      1,505,682        95,221      SOLE          N/A        SOLE
MBNA Corporation               COMMON STOCK     55262400000    1,462,888        44,196      SOLE          N/A        SOLE
Microsoft Corporation          COMMON STOCK     594918104      1,457,477        26,651      SOLE          N/A        SOLE
Safeway Inc New                COMMON STOCK     786514208      1,407,428        25,520      SOLE          N/A        SOLE
Elan Corp Plc Spon Adr         COMMON STOCK     284131208      1,397,688        26,750      SOLE          N/A        SOLE
Cardinal Health                COMMON STOCK     14149Y108      1,385,267        14,318      SOLE          N/A        SOLE
Clear Channel Comm Inc         COMMON STOCK     184502102      1,229,481        22,580      SOLE          N/A        SOLE
Alcoa Inc.                     COMMON STOCK     13817101       1,214,571        33,785      SOLE          N/A        SOLE
Alliance Capital Mgmt LP       COMMON STOCK     18548107       1,199,744        29,120      SOLE          N/A        SOLE
Southern Company               COMMON STOCK     842587107      1,182,708        33,705      SOLE          N/A        SOLE
AOL Time Warner Inc            COMMON STOCK     02364J104      1,170,373        29,150      SOLE          N/A        SOLE
EMC Corp Mass                  COMMON STOCK     268648102      1,121,463        38,145      SOLE          N/A        SOLE
U S Bancorp Del                COMMON STOCK                    1,113,424        47,992      SOLE          N/A        SOLE
Healthcare Realty Trust        COMMON STOCK     421946104      1,098,394        45,577      SOLE          N/A        SOLE
Wells Fargo                    COMMON STOCK     949746101      1,024,771        20,715      SOLE          N/A        SOLE
Intel Corporation              COMMON STOCK     458140100        952,749        36,209      SOLE          N/A        SOLE
Household International        COMMON STOCK     441815107        943,693        15,930      SOLE          N/A        SOLE
Apartment Invt & Mgmt A        COMMON STOCK     03748R101        905,269        20,366      SOLE          N/A        SOLE
BP Amoco PLC ADR               COMMON STOCK     55622104         881,797        17,771      SOLE          N/A        SOLE
At&T Lib Media Grp Cl A        COMMON STOCK                      860,020        61,430      SOLE          N/A        SOLE
IBM                            COMMON STOCK     459200101        858,118         8,922      SOLE          N/A        SOLE
Siebel Systems Inc             COMMON STOCK     826170102        824,432        30,310      SOLE          N/A        SOLE
Duke Energy                    COMMON STOCK     264399106        816,163        19,096      SOLE          N/A        SOLE
Vodafone Airtouch ADR          COMMON STOCK     92857T107        810,020        29,835      SOLE          N/A        SOLE
Pepsico Inc.                   COMMON STOCK     997134101        777,915        17,700      SOLE          N/A        SOLE
Caterpillar Inc.               COMMON STOCK     149123101        770,925        17,371      SOLE          N/A        SOLE
AmeriGas Partners LP           COMMON STOCK     30975106         704,343        34,955      SOLE          N/A        SOLE
Abbott Laboratories            COMMON STOCK     2824100          698,412        14,800      SOLE          N/A        SOLE
Hewlett Packard Company        COMMON STOCK     4282361030       690,129        22,070      SOLE          N/A        SOLE
Pharmacia Corp                 COMMON STOCK     61166W101        659,847        13,100      SOLE          N/A        SOLE
Tyco International LTD         COMMON STOCK     902124106        658,825        15,240      SOLE          N/A        SOLE
Target Corp                    COMMON STOCK     872540109        644,028        17,850      SOLE          N/A        SOLE
Merck & Co.                    COMMON STOCK     58933107         614,031         8,090      SOLE          N/A        SOLE
Emerson Electric Company       COMMON STOCK     291011104        609,460         9,830      SOLE          N/A        SOLE
Johnson & Johnson              COMMON STOCK     478160104        604,418         6,910      SOLE          N/A        SOLE
Nokia Corp                     COMMON STOCK     654902204        596,040        24,835      SOLE          N/A        SOLE
Oracle Corp.                   COMMON STOCK     68389X105        570,663        38,095      SOLE          N/A        SOLE
Dell Computer Corp             COMMON STOCK     247025109        566,024        22,035      SOLE          N/A        SOLE
Minnesota Mining and Mfg.      COMMON STOCK     604059105        516,591         4,972      SOLE          N/A        SOLE
Pitt Desmoines Inc             COMMON STOCK                      513,000        18,000      SOLE          N/A        SOLE
San Juan Basin Royal Tr        COMMON STOCK     798241105        500,410        32,600      SOLE          N/A        SOLE
Ensco International Inc.       COMMON STOCK     26874Q100        481,250        13,750      SOLE          N/A        SOLE
United Technologies            COMMON STOCK     913017109        469,120         6,400      SOLE          N/A        SOLE
Capital Southwest Corporation  COMMON STOCK     140501107        464,750         7,150      SOLE          N/A        SOLE
Concord E F S Inc.             COMMON STOCK     206197105        424,594        10,500      SOLE          N/A        SOLE
Sara Lee Corp                  COMMON STOCK     803111103        382,657        17,732      SOLE          N/A        SOLE
Omnicom Group Inc              COMMON STOCK     681919106        380,005         4,585      SOLE          N/A        SOLE
Walt Disney                    COMMON STOCK     254687106        377,777        13,209      SOLE          N/A        SOLE
Walgreen Company               COMMON STOCK     931422109        376,992         9,240      SOLE          N/A        SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        340,190         7,533      SOLE          N/A        SOLE
Transocean Offshore            COMMON STOCK     G90076103        327,076         7,545      SOLE          N/A        SOLE
Verizon Communications         COMMON STOCK     92343V104        323,655         6,565      SOLE          N/A        SOLE
EOG Resources                  COMMON STOCK     293562104        300,154         7,280      SOLE          N/A        SOLE
Schlumberger Ltd.              COMMON STOCK     80685718001      299,802         5,204      SOLE          N/A        SOLE
WorldCom Inc                   COMMON STOCK     98157D106        298,196        15,957      SOLE          N/A        SOLE
Amgen, Inc.                    COMMON STOCK     31162100         292,030         4,852      SOLE          N/A        SOLE
American Express Company       COMMON STOCK     25816109         289,100         7,000      SOLE          N/A        SOLE
Sysco Corp.                    COMMON STOCK     871829107        285,248        10,760      SOLE          N/A        SOLE
Noble Drilling Corp            COMMON STOCK     655042109        280,191         6,070      SOLE          N/A        SOLE
Forest Laboratories Inc.       COMMON STOCK     345838106        279,613         4,720      SOLE          N/A        SOLE
SBC Communications Inc.        COMMON STOCK     78387G103        269,565         6,040      SOLE          N/A        SOLE
Molex Incorporated             COMMON STOCK     608554101        243,334         6,897      SOLE          N/A        SOLE
AT&T Corporation               COMMON STOCK     1957109          243,225        11,419      SOLE          N/A        SOLE
Nabors Industries, Inc.        COMMON STOCK     629568106        224,208         4,325      SOLE          N/A        SOLE
Corning Inc.                   COMMON STOCK     219350105        220,659        10,665      SOLE          N/A        SOLE
BellSouth Corporation          COMMON STOCK     79860102         207,546         5,072      SOLE          N/A        SOLE
Triton Energy Limited          COMMON STOCK                      187,700        10,000      SOLE          N/A        SOLE
Liberty Media Group Cl B       COMMON STOCK                      180,780        12,052      SOLE          N/A        SOLE
Mail-Well Inc (Colorado)       COMMON STOCK     560321200         48,700        10,000      SOLE          N/A        SOLE
Imaginon Inc                   COMMON STOCK                          400        10,000      SOLE          N/A        SOLE
Ben Ezra Weinstein New         COMMON STOCK                           50        50,000      SOLE          N/A        SOLE
Pacer Energy                   COMMON STOCK                            0        35,000      SOLE          N/A        SOLE